Leases (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Leases [Abstract]
Expiring date	August 2026	August 2026
Right of use assets	¥ 1,100,000
Weighted average discount rate	7.00%
Weighted average remaining lease terms	1 year 6 months
Rent expense	¥ 823,731	$ 119,069	¥ 1,852,211